Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Inventory valuation reserves		$ 8,739	$ 318,862
Lower of cost or market inventory valuation adjustment		(310,123)	78,499	$ (119,775)
Increase (decrease) in costs of products sold	$ 36,600	111,100	$ 36,900
Cheyenne Refinery
Inventory [Line Items]
Inventory valuation reserves		$ 8,700